PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2070 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.4%
2,402  iShares Core S&P Mid-
Cap ETF
$ 171,719
4.5
10,598  Vanguard FTSE
Developed Markets
ETF
744,404
19.5
2,914  Vanguard FTSE
Emerging Markets ETF
169,303
4.4
660  Vanguard Long-Term
Treasury ETF
38,174
1.0
Total Exchange-Traded
Funds
(Cost $968,779)
1,123,600
29.4
MUTUAL FUNDS : 70.5%
Affiliated Investment Companies : 16.7%
8,468  Voya Intermediate
Bond Fund - Class R6
75,871
2.0
5,180  Voya MI Dynamic
Small Cap Fund
- Class R6
76,203
2.0
24,916  Voya Multi-Manager
International Equity
Fund - Class I
312,452
8.1
769  Voya Small Cap
Growth Fund - Class
R6
37,647
1.0
8,416  Voya VACS Series
EME Fund
137,526
3.6
639,699
16.7
Unaffiliated Investment Companies : 53.8%
8,585  Fidelity 500 Index
Fund
2,054,736
53.8
Total Mutual Funds
(Cost $2,528,833)
2,694,435
70.5
Total Long-Term
Investments
(Cost $3,497,612)
3,818,035
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
6,877
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
$ 6,877
0.2
Total Short-Term
Investments
(Cost $6,877)
6,877
0.2
Total Investments in
Securities
(Cost $3,504,489) $ 3,824,912 100.1
Liabilities in Excess
of Other Assets (3,377) (0.1)
Net Assets $ 3,821,535 100.0
(1)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2070 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,123,600 $ — $ — $ 1,123,600
Mutual Funds 2,694,435 — — 2,694,435
Short-Term Investments 6,877 — — 6,877
Total Investments, at fair value $ 3,824,912 $ — $ — $ 3,824,912
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 8/08/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ — $ 109,741 $ (35,119) $ 1,249 $ 75,871 $ 2,332 $ 435 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 78,426 (2,327) 104 76,203 467 22 7,153
Voya Multi-Manager International
Equity Fund - Class I
— 376,963 (75,330) 10,819 312,452 6,557 590 24,758
Voya Small Cap Growth Fund -
Class R6
— 36,836 (3,780) 4,591 37,647 — 640 1,967
Voya VACS Series EME Fund
— 147,126 (35,582) 25,982 137,526 8,257 6,826 4,755
$ — $ 749,092 $ (152,138) $ 42,745 $ 639,699 $ 17,613 $ 8,513 $ 38,633
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 320,423
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 320,423